UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chatham Investment Management Co.
Address: 329 Commercial Dr., Suite 120

         Savannah, GA  31406

13F File Number:  28-05657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip B. Palmer, CFA
Title:     Compliance Officer
Phone:     912-691-2320

Signature, Place, and Date of Signing:

     /s/  Philip B. Palmer     Savannah, GA     November 13, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     $86,289 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATN COM   COM                 000886101      156    44600 SH       SOLE                    44600
ADVANCED DIGITAL INFO COM   COM                 007525108      178    17250 SH       SOLE                    17250
AMERICAN INTL GROUP COM     COM                 026874107     4322    55416 SH       SOLE                    55416
AOL TIME WARNER INC COM     COM                 02364J104     2553    77122 SH       SOLE                    77122
APTARGROUP INC COM          COM                 038336103      281     8850 SH       SOLE                     8850
AUTOMATIC DATA PROCESS COM  COM                 053015103     3134    66629 SH       SOLE                    66629
AWARE INC MASS COM          COM                 05453n100       61    15600 SH       SOLE                    15600
BARR LABS INC COM           COM                 068306109      826    10450 SH       SOLE                    10450
BERKSHIRE HATHAWAY INC CL B COM                 084670207     3062     1314 SH       SOLE                     1314
BIOTECH HOLDERS TR DEPSTRY  COM                 09067D201     2053    18500 SH       SOLE                    18500
BRIGHT HORIZON FAMILY COM   COM                 109195107      278    10300 SH       SOLE                    10300
BRISTOL MYERS SQUIBB COM    COM                 110122108      517     9300 SH       SOLE                     9300
CARLISLE COS INC COM        COM                 142339100      214     7625 SH       SOLE                     7625
CHOICEPOINT INC COM         COM                 170388102      681    16352 SH       SOLE                    16352
CISCO SYS INC COM           COM                 17275R102     1147    94138 SH       SOLE                    94138
CITIGROUP INC COM           COM                 172967101     2644    65284 SH       SOLE                    65284
COCA COLA CO COM            COM                 191216100     1235    26354 SH       SOLE                    26354
COLGATE PALMOLIVE CO COM    COM                 194162103     2550    43781 SH       SOLE                    43781
COPART INC COM              COM                 217204106      429    15300 SH       SOLE                    15300
DIONEX CORP COM             COM                 254546104      245     9700 SH       SOLE                     9700
DYCOM INDS INC COM          COM                 267475101      230    19837 SH       SOLE                    19837
E M C CORP MASS COM         COM                 268648102      811    68998 SH       SOLE                    68998
ELECTRONIC DATA SYS NW COM  COM                 285661104     1329    23075 SH       SOLE                    23075
EMERSON INC COM             COM                 291011104     1539    32695 SH       SOLE                    32695
EXXON MOBIL CORP COM        COM                 30231G102     2204    55944 SH       SOLE                    55944
GENERAL DYNAMICS CORP COM   COM                 369550108     3368    38135 SH       SOLE                    38135
GENERAL ELEC CO COM         COM                 369604103     3813   102512 SH       SOLE                   102512
GENZYME CORP COM GENL DIV   COM                 372917104      178     3922 SH       SOLE                     3922
GILEAD SCIENCES INC COM     COM                 375558103      270     4800 SH       SOLE                     4800
GILLETTE CO COM             COM                 375766102      334    11200 SH       SOLE                    11200
HAVERTY FURNITURE INC COM   COM                 419596101      159    16100 SH       SOLE                    16100
HOME DEPOT INC COM          COM                 437076102     2700    70365 SH       SOLE                    70365
HUMANA INC COM              COM                 444859102      391    32450 SH       SOLE                    32450
I SHARES MSCI JAPAN INDX FD COM                 464286848     1329   158240 SH       SOLE                   158240
ICOS CORP COM               COM                 449295104      203     4125 SH       SOLE                     4125
IDEC PHARMACEUTICALS COM    COM                 449370105      263     5300 SH       SOLE                     5300
IMCLONE SYS INC COM         COM                 45245w109      452     8000 SH       SOLE                     8000
INTEL CORP COM              COM                 458140100     2007    98166 SH       SOLE                    98166
INTERNATIONAL BUS MACH COM  COM                 459200101     2119    23098 SH       SOLE                    23098
JACK HENRY & ASSOC INC COM  COM                 426281101      250    11000 SH       SOLE                    11000
JOHNSON & JOHNSON COM       COM                 478160104     3989    71996 SH       SOLE                    71996
KOPIN CORP COM              COM                 500600101      267    25600 SH       SOLE                    25600
L M ERICSSON TEL CO         COM                 294821301      165    47200 SH       SOLE                    47200
LILLY ELI & CO COM          COM                 532457108     1735    21503 SH       SOLE                    21503
MEDIMMUNE INC COM           COM                 584699102      202     5670 SH       SOLE                     5670
MICROSOFT CORP COM          COM                 594918104     1614    31545 SH       SOLE                    31545
MORGAN STAN DEAN WITTR NEW  COM                 617446448     1844    39778 SH       SOLE                    39778
NASDAQ 100 TR UNIT SER 1    COM                 631100104      231     7965 SH       SOLE                     7965
NOKIA CORP. ADR             COM                 654902204     1437    91802 SH       SOLE                    91802
OMNICOM GROUP INC COM       COM                 681919106     8403   129475 SH       SOLE                   129475
PFIZER INC COM              COM                 717081103     2471    61625 SH       SOLE                    61625
POLYCOM INC COM             COM                 73172K104      518    21250 SH       SOLE                    21250
POWER-ONE INC COM           COM                 739308104      106    17200 SH       SOLE                    17200
PRICE COMMUNICATIONS NEW    COM                 741437305      412    24300 SH       SOLE                    24300
PULTE CORP.                 COM                 745867101      201     6569 SH       SOLE                     6569
QWEST COMMUNICATIONS COM    COM                 749121109     1387    83064 SH       SOLE                    83064
RAYMOND JAMES FINL INC COM  COM                 754730109      337    12400 SH       SOLE                    12400
ROYAL DUTCH PETE NY REG GLD COM                 780257804     1897    37760 SH       SOLE                    37760
SBC COMMUNICATIONS INC COM  COM                 78387G103      165     3500 SH       SOLE                     3500
SPDR TR UNIT SER 1          COM                 78462F103      299     2860 SH       SOLE                     2860
SPEEDWAY MOTOR SPORTS       COM                 847788106      294    14800 SH       SOLE                    14800
SUN MICROSYSTEMS INC COM    COM                 866810104      782    94600 SH       SOLE                    94600
SYNOVUS FINL CORP COM       COM                 87161C105     1270    46000 SH       SOLE                    46000
TELEFLEX INC COM            COM                 879369106      311     8325 SH       SOLE                     8325
TRIQUINT SEMICONDUCTOR COM  COM                 89674K103      269    16800 SH       SOLE                    16800
VERIZON COM                 COM                 92343V104      135     2500 SH       SOLE                     2500
WAL MART STORES INC COM     COM                 931142103     3249    65640 SH       SOLE                    65640
WEB MD                      COM                 94769m105      153    36000 SH       SOLE                    36000
WHOLE FOODS MKT INC COM     COM                 966837106      405    12900 SH       SOLE                    12900
WORLDCOM INC COM            COM                 55268B106     1226    81504 SH       SOLE                    81504